SEGMENT INFORMATION (Details 1) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Non-current assets	€ 11,617	€ 8,519	€ 983	€ 606
Current assets	62,923	65,280	68,325	104,669
Trade receivables and other current assets	2,249	1,445	3,357	1,926
Current financial assets	13,494	10,398	6,775	3,899
Cash and cash equivalents	40,307	41,278	53,808	94,908		€ 10,901		€ 8,018
Total Assets	74,540	73,799	69,308	105,275
EQUITY	24,220	21,286	24,547	68,154	[1],[2]	€ (39,925)	[2]	€ (31,333)
NON-CURRENT LIABILITIES	5,358	408	2,008	5,513
CURRENT LIABILITIES	44,962	52,105	42,753	31,608
Lease obligations	1,638
Trade payables and other current liabilities	41,233	47,000	38,510	28,624
Total EQUITY AND LIABILITIES	74,540	73,799	69,308	105,275
Spain [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	709	251	29	73
Current assets	72,540	57,153	31,665	23,831
Trade receivables and other current assets	13,403	14,666	13,460	13,353
Current financial assets	46,819	31,689	10,476	7,022
Cash and cash equivalents	12,318	10,798	7,729	3,456
Total Assets	73,249	57,404	31,694	23,904
EQUITY	48,448	32,959	19,883	14,259
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	24,801	24,445	11,811	9,645
Lease obligations	350
Provisions
Borrowings	5,921	2,247	306	1,776
Trade payables and other current liabilities	18,530	22,198	11,505	7,869
Total EQUITY AND LIABILITIES	73,249	57,404	31,694	23,904
Mexico [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	31	59	70	29
Current assets	15,408	11,027	4,787	5,392
Trade receivables and other current assets	3,672	1,537	2,132	1,734
Current financial assets	2,915	2,744	1,995	1,084
Cash and cash equivalents	8,821	6,746	660	2,574
Total Assets	15,439	11,086	4,857	5,421
EQUITY	(21,134)	(18,372)	(47,067)	(15,494)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	36,573	29,458	51,924	20,915
Lease obligations
Provisions
Borrowings	3,329	3,288	37,657	1,209
Trade payables and other current liabilities	33,244	26,170	14,267	19,706
Total EQUITY AND LIABILITIES	15,439	11,086	4,857	5,421
Colombia [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	11	8	7	9
Current assets	5,501	4,006	5,133	3,715
Trade receivables and other current assets	684	656	3,261	1,337
Current financial assets	1,649	1,565	873	798
Cash and cash equivalents	3,168	1,785	999	1,580
Total Assets	5,512	4,014	5,140	3,724
EQUITY	3,816	(558)	(1,554)	(3,990)
NON-CURRENT LIABILITIES
CURRENT LIABILITIES	1,696	4,572	6,694	7,714
Lease obligations
Provisions
Borrowings	283	1,490	68	2,077
Trade payables and other current liabilities	1,413	3,082	6,626	5,637
Total EQUITY AND LIABILITIES	5,512	4,014	5,140	3,724
Other Operations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	69	43	38	107
Current assets	4,675	4,472	2,594	1,919
Trade receivables and other current assets	773	1,552	742	559
Current financial assets	1,042	920	696	329
Cash and cash equivalents	2,860	2,000	1,156	1,031
Total Assets	4,744	4,515	2,632	2,026
EQUITY	(15,283)	(9,014)	(6,057)	(799)
NON-CURRENT LIABILITIES	(3)
CURRENT LIABILITIES	20,030	13,529	8,689	2,825
Lease obligations
Provisions
Borrowings	12,948	9,108	6,251	577
Trade payables and other current liabilities	7,082	4,421	2,438	2,248
Total EQUITY AND LIABILITIES	4,744	4,515	2,632	2,026
Supporting [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	220,495	125,944	111,129	97,854
Current assets	104,118	164,282	180,924	161,851
Trade receivables and other current assets	39,739	55,899	33,814	37,720
Current financial assets	51,209	88,403	103,816	37,833
Cash and cash equivalents	13,170	19,980	43,294	86,298
Total Assets	324,613	290,226	292,053	259,705
EQUITY	218,341	134,329	169,899	172,734
NON-CURRENT LIABILITIES	5,359	408	2,008	5,513
CURRENT LIABILITIES	100,913	155,489	120,146	81,458
Lease obligations	14
Provisions
Borrowings	72,925	135,140	99,986	62,647
Trade payables and other current liabilities	27,974	20,349	20,160	18,811
Total EQUITY AND LIABILITIES	324,613	290,226	292,053	259,705
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	(209,698)	(117,786)	(110,290)	(97,466)
Current assets	(139,319)	(175,660)	(156,778)	(92,039)
Trade receivables and other current assets	(49,149)	(60,706)	(45,667)	(48,841)
Current financial assets	(90,140)	(114,923)	(111,081)	(43,167)
Cash and cash equivalents	(30)	(31)	(30)	(31)
Total Assets	(349,017)	(293,446)	(267,068)	(189,505)
EQUITY	(209,968)	(118,058)	(110,557)	(98,556)
NON-CURRENT LIABILITIES	2
CURRENT LIABILITIES	(139,051)	(175,388)	(156,511)	(90,949)
Lease obligations
Provisions
Borrowings	(92,041)	(146,168)	(140,025)	(65,302)
Trade payables and other current liabilities	(47,010)	(29,220)	(16,486)	(25,647)
Total EQUITY AND LIABILITIES	(349,017)	(293,446)	(267,068)	(189,505)
Total Group [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	11,617	8,519	983	606
Current assets	62,923	65,280	68,325	104,669
Trade receivables and other current assets	9,122	13,604	7,742	5,862
Current financial assets	13,494	10,398	6,775	3,899
Cash and cash equivalents	40,307	41,278	53,808	94,908
Total Assets	74,540	73,799	69,308	105,275
EQUITY	24,220	21,286	24,547	68,154
NON-CURRENT LIABILITIES	5,358	408	2,008	5,513
CURRENT LIABILITIES	44,962	52,105	42,753	31,608
Lease obligations	364
Provisions
Borrowings	3,365	5,105	4,243	2,984
Trade payables and other current liabilities	41,233	47,000	38,510	28,624
Total EQUITY AND LIABILITIES	€ 74,540	€ 73,799	€ 69,308	€ 105,275

[1]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical Combined Carve-out Financial Statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, Codere Online capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves
[2]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, Codere Online capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves